SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than below, that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

On October 15, 2024, the Sponsor deposited $130,370 into the Trust account to extend the life of the Company from October 15, 2024 to November 15, 2024.

On October 10, 2024 and October 30, 2024 the Company was advanced an additional $10,000 and $80,000, respectively on each date, from its Sponsor for payment of operating expenses and ongoing business operations.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than below, that would have required adjustment or disclosure in the consolidated financial statements.

On January 16, 2024, February 9, 2024, March 12, 2024 and April 10, 2024, as disclosed in Note 1, the Sponsor deposited $130,370 on each date into the Trust account to extend the life of the Company from January 15, 2024 to May 15, 2024.

On April 22, 2024, as disclosed in Note 6, the Company amended its Merger Agreement.

On April 26, 2024, as disclosed in Note 6, the Company amended its Underwriting Agreement.

On April 26, 2024, as disclosed in Note 1, the Company received confirmation of compliance from NASDAQ.